1933 Act Registration No. 811-08617
                       1940 Act Registration No. 333-47541
                 -----------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No.                                             [ ]
Post-Effective Amendment No.                                            [4]
               and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                      [X]
Amendment No.                                                           [10]

                               AVALON FUNDS, INC.
                          (Formerly Hughes Funds, Inc.)
                          -----------------------------
               (Exact name of registrant as specified in Charter)

                               125 Lincoln Avenue
                         Santa Fe, New Mexico 87501-2052
                        --------------------------------
              (Address of Principle Executive Offices and Zip Code)

                                 (505) 983-1111
                                 --------------
               (Registrant's Telephone Number including Area Code)

                                  Stacey Stone
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                           ---------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                           4747 Research Forest Drive
                                Suite 180, # 303
                             The Woodlands, TX 77381
                                 (281) 367-8409
                                 --------------

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

PROSPECTUS
                                                            DATED MARCH 10, 2001
      TABLE OF CONTENTS
      -----------------

THE BASICS ABOUT                                THE EDUCATION FUND
THE FUND ................     2                    (the "Fund")

PAST PERFORMANCE ........     3      A Non-Diversified Mutual Fund offered by

FEES AND EXPENSES .......     4                 Avalon Funds, Inc.
                                           125 Lincoln Avenue, Suite 100
AN EXAMPLE OF EXPENSES                    Santa Fe, New Mexico 87501-2052
OVER TIME ...............     4                   1-866-375-7008

ADDITIONAL INVESTMENT             The Fund  attempts to achieve  its  investment
INFORMATION .............     4   objective  of  capital   growth  by  investing
                                  primarily  in a  diversified  portfolio of the
THE FUND'S                        common stock and securities  convertible  into
INVESTMENT                        common   stock  of   companies   that  provide
ADVISER .................     5   products,   services   and   support   to  the
                                  educational field.
HOW TO BUY
SHARES OF THE FUND ......     5   The minimum  investment  in the Fund is $2,500
                                  for regular  accounts and $1000 for retirement
HOW TO SELL                       accounts. The minimum subsequent investment is
(REDEEM) YOUR SHARES ....     8   $1000  for  regular   accounts  and  $100  for
                                  retirement accounts.
DIVIDENDS AND
DISTRIBUTIONS ...........     9   The Fund is a No-Load  Fund.  This  means that
                                  100% of your initial investment is invested in
TAX CONSIDERATIONS ......    10   shares of the Fund.

GENERAL INFORMATION .....    10   The Securities and Exchange Commission has not
                                  approved or  disapproved  these  securities or
FINANCIAL HIGHLIGHTS ....    11   determined  if this  prospectus is truthful or
                                  complete.  Any  representation to the contrary
HOW TO GET                        is a crime.
MORE INFORMATION ........    12

THE BASICS ABOUT THE FUND

INVESTMENT OBJECTIVE:

The Fund aims to increase the value of your investment through capital growth while supporting the enhancement of educational opportunities. Capital growth is achieved when the prices of the securities in which the Fund invests increase over time, thereby increasing the value of your shares.

INVESTMENT STRATEGIES:

The Fund seeks to achieve capital growth by investing at least 85% of its total assets primarily in a diversified portfolio of the common stock and securities convertible into common stock of companies that provide products, services and support to the educational field. Such companies include, but are not limited to, educational licensing and certification providers, private sector education companies, companies that provide online education access and content, book publishers, and trade school companies (throughout this prospectus, these types of companies will be called "Education Companies").

The Fund's Adviser invests in Education Companies that, in the Adviser's opinion, have an above-average potential for future earnings growth. Generally, the Adviser will invest in:

(1) Established companies with above-average prospects for growth. These companies will have strong performance records, solid market positions, high margins and return on equity, and reasonable financial strength;
(2) Small and medium-sized companies (less than $6 billion in total market capitalization) that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential;
(3) Companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high.

The Fund may also invest up to 40% of its assets in foreign Education Companies when, in the Adviser's opinion, such investments would be advantageous to the Fund and help the Fund to achieve its investment objective. However, the Fund will not invest in foreign markets that are considered to be "emerging markets".

HOW DOES INVESTING IN EDUCATION COMPANIES ASSIST THE FUND TO ACHIEVE ITS INVESTMENT OBJECTIVES?

The Fund's Adviser believes that as the world becomes more complicated and interdependent, the need for private sector educational efforts will increase dramatically. The private sector has demonstrated the ability to provide sorely needed quality in many different aspects of education delivery. Further, education is changing in three fundamental ways:

1. Education is being provided earlier in childhood and is continuing throughout a person's lifetime;

2. The on-site presence of a teacher is no longer required for effective learning to take place in many situations. The use of online educational delivery is expanding very rapidly; and

3. The private sector is playing an ever increasing role in all phases of education, including internet business-to-business supplies and textbook vending.

The Fund believes that developing profitable holdings in companies taking advantage of these fundamental changes to educational delivery will help the Fund achieve its investment objective while supporting the enhancement of education in this country and other countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

General Risks- You may lose money by investing in the Fund. The value of the Fund's investments will vary from day-to-day, and when you sell your Fund shares, they may be worth less than what you paid for them.

Stock Price/Market Risk. The price of a company's stock may fall because of problems with the company, or simply because investors become concerned about the company. Additionally, stock prices may decline for reasons that have nothing to do with the particular company but which result from general market, economic, political and global conditions. In the past, stocks have recovered from declines, but some stock market slumps have lasted for months or even years.

Small To Medium-Cap Stocks Risk. The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). Smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, investors may be less willing to invest in these companies and their stock prices may react more violently to changes in the marketplace.

Foreign Securities Risk. Investing in foreign securities is riskier compared to domestic investments. Foreign companies are generally not subject to the U.S. regulations or uniform accounting, auditing and financial reporting standards, so there may be less publicly available information about these companies. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Also, foreign securities are often denominated in a currency other than the U.S. dollar, resulting in currency exchange risk. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Sector Risk- The Fund invests primarily in "Education Companies". Investing a single market sector is riskier that investing a variety of market sectors.

Non-Diversification Risk- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

PAST PERFORMANCE

This  Fund  has  not  been  previously  offered  to  the  public.   Accordingly,
performance information concerning the Fund is not yet available.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                 -----------------------------------------------
                                SHAREHOLDER FEES:
                                -----------------
                    (fees paid directly from your investment)
                 -----------------------------------------------
                 Maximum Front-end Sales Charges            None
                 -----------------------------------------------
                 Maximum Back-End Sales Charges             None
                 -----------------------------------------------
                 Maximum Sales Charge
                 on Reinvested Dividends                    None
                 -----------------------------------------------
                 Redemption Fees                          0.50%1
                 -----------------------------------------------


                 -----------------------------------------------
                        ANNUAL FUND OPERATING EXPENSES:
                        ------------------------------
                 (expenses that are deducted from Fund assets)
                 -----------------------------------------------
                 Management Fees2                          1.50%
                 -----------------------------------------------
                 Distribution (12b-1) Fees3                0.25%
                 -----------------------------------------------
                 Other Expenses                            0.00%
                 -----------------------------------------------
                 Total Annual Fund Operating Expenses      1.75%
                 -----------------------------------------------

1. The Fund will charge you a redemption fee of 0.5% of the value of your redemption if you redeem your shares less than 6 months after purchasing them. If charged, this fee would increase your costs. This fee is not a fee to finance sales or sales promotion expenses, but is imposed to discourage short-term trading of Fund shares. Furthermore, such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities.
2. Management fees include a fee of 0.50% for investment advisory services and 1.00% for administrative and other services. Both fees are paid to the Fund's Adviser. On December 1, 2000, the Fund's Board of Directors approved new investment advisory and operating services agreements between the Fund and Avalon Trust Company. The Fund's sole shareholder approved the Board's selection of investment adviser on December 11, 2000.
3. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

AN EXAMPLE OF EXPENSES OVER TIME:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------
    One Year         Three Years        Five Years         Ten Years
-------------------------------------------------------------------------
      $178              $553               $952              $2072
-------------------------------------------------------------------------

A redemption fee of 0.50% of net assets redeemed prior to six months is not included in these calculations. If that fee were included, your costs would be higher.

ADDITIONAL INVESTMENT INFORMATION

The Fund is a diversified mutual fund whose primary investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and securities convertible into common stock while supporting the enhancement of education in this and other countries. There can be no assurance that the Fund's investment objective will be achieved.

Described below are the types of securities in which the Fund primarily invests. A full listing of the Fund's investment options, restrictions and limitations, including those that may be changed only by vote of the Fund's shareholders, can be found in the Fund's Statement of Additional Information ("SAI").

COMMON STOCKS. The Fund will ordinarily invest at least 85% of its total assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 40% of its assets in common stock of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

TEMPORARY DEFENSIVE POSITIONS. Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains some portion of its total assets in cash and cash reserves. Under adverse market conditions, cash and cash reserves may represent a significant percentage of the Fund's total net assets. The Fund usually invests its cash and cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash and cash reserves, it will not be investing according to its investment objective, and the Fund's performance may be negatively affected as a result.

THE FUND'S INVESTMENT ADVISER

Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company organized and incorporated under the laws of the State of New Mexico.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, families, foundations, and other institutions throughout the United States. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement. The Fund's Board of Directors selected the Adviser to serve as investment adviser to the Fund on December 1, 2000, and the Fund's sole shareholder approved the Board's selection on December 11, 2000.

For its investment advisory services to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 0.50% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

The Portfolio Managers
----------------------
Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which the Fund will invest and for providing the day-to-day investment management services for the Fund. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm's inception, and each has over thirty years experience in the financial management field.

HOW TO BUY SHARES OF THE FUND

Minimum Investment Amounts
--------------------------
Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

               MINIMUM                      MINIMUM
TYPE OF        INVESTMENT                   SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT              INVESTMENTS
--------------------------------------------------------------------------------
REGULAR        $2,500                       $1,000
IRAs           $1,000                       $  100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

               MINIMUM                      MINIMUM
TYPE OF        INVESTMENT                   SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT              INVESTMENTS
--------------------------------------------------------------------------------
REGULAR        $2,500                       $100 per month minimum
IRAs           $1,000                       $100 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may make additional purchases by telephone. You may also invest in the Fund through an automatic investment plan. Any questions you may have can be answered by calling the Fund, toll-free, at 1-866-375-7008.

Purchasing Shares By Mail
-------------------------
To make your initial investment in the Fund, simply complete the Application Form included with this Prospectus, make a check payable to The Education Fund, and mail the Form and check to:

                               Avalon Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to The Education Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-866-375-7008 to inform us that a wire is being sent.
2.   Fill out and mail or fax an Account Application to the Transfer Agent
3.   Obtain an account number from the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                        UMB Bank, N.A., ABA #: 101000695
                 Credit: The Education Fund, Acct. # 9870912465
                Further credit: [Your Name, Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-866-375-7008.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV next determined after the Transfer Agent receives your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Determining Share Prices
------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Distribution Fees
-----------------
The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its No-Load shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

Be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

Miscellaneous Purchase Information
----------------------------------
The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Unified Fund Services, Inc. within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-866-375-7008 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared, a period that may last up to 15 days.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2,500, the Company may notify you that, unless your account is increased to $2,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts. IRA and other qualified retirement plan accounts are not subject to the Fund's above-descried redemption rights.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the S&P 500, or some other appropriate index.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. Please see the SAI for further information on your rights as a shareholder.

The Board of Directors of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Fund's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of and compliance with the Codes. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS

This Fund is being offered to the public for the first time. Accordingly, financial performance information is not yet available.

                           HOW TO GET MORE INFORMATION

Additional information about the Fund is available in the Funds' Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated December 11, 2000, has been filed with the SEC and is incorporated by reference into this prospectus. You may obtain a copy of the Fund's SAI, free of charge, by requesting one from the Fund.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                               Avalon Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 1-866-375-7008

A copy of your requested document(s) will be sent to you within three days of your request.

OR YOU MAY VISIT OUR WEB SITE ON THE INTERNET AT WWW.AVALON-FUNDS.COM:

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-8883

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                               THE EDUCATION FUND

                              Dated March 10, 2001

                               AVALON FUNDS, INC.
                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Education Fund, dated March 10, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Avalon Funds, Inc, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-866-375-7008.

                                TABLE OF CONTENTS

Management of the Fund
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUND

Avalon Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on July 16, 1998 under the name Hughes Funds, Inc. The affairs of the Company are managed by a Board of Directors, which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser. On December 1, 2000, the Board of Directors of the Company approved a change in the Company's name to Avalon Funds, Inc., nominated a new slate of directors, approved a new investment advisory agreement with Avalon Trust Company, approved significant changes to the Hughes Health Care Fund (now called The Education Fund), and approved new service agreements with a number of service providers. On December 11, 2000, the Company's sole shareholder approved the newly nominated directors, approved the new investment advisory agreement with Avalon Trust Company, and approved the Company's Plan of Distribution Pursuant to Rule 12b-1.

The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more series ("funds") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company has registered the following funds:

The Hughes Value Fund
The Hughes Growth Fund
The Hughes Market Neutral Fund
The Hughes Technology Fund
The Hughes Health Care Fund
     (now The Education Fund - the "Fund" throughout this SAI)
The Hughes Financial Services Fund

Only the Fund's shares are currently being offered by the Company. Shares of the Value, Growth and Market Neutral Funds previously have been offered by the Company, but none of those funds currently have shareholders, they are not currently offered to the public, and the newly appointed board is expected to reclassify those shares in the near future.

The Company is also authorized to designate classes of shares within each series. The Company has designated four classes of shares; (1) a No-Load Class that sold to the public without any front or back-end sales loads or charges;
(2) Class A shares which are sold to the public with a front-end  sales  charge;
(3) Class B shares which are sold to the public with a contingent deferred sales charge ("CDSC") which declines to zero over a period of years; and (4) Class C shares which are sold with a 1% CDSC which terminates after thirteen months and an ongoing additional service and distribution fee. Shareholders of each share class are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Matters of general interest to the shareholders are voted upon by all shareholders; matters applicable to a class of shareholders are voted upon only by the holders of that share class. This SAI relates only to No-Load shares of The Education Fund.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

COMMON STOCKS. The Fund will ordinarily invest at least 85% of its total assets in common stock or securities convertible into common stock of "Education Companies", as that term is defined in the Fund's prospectus. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 40% of its assets in common stock of foreign "Education Companies" which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

OPTIONS ON EQUITIES. Although the Fund will not normally do so, the Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.

The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

Restricted and Illiquid Securities.
----------------------------------
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions.
---------------------------------------------------------
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover.
------------------
The Fund does not yet have any reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 75%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Invest less than 85% of its assets (valued at time of investment) in securities of "Education Companies", as that term is defined in the prospectus, except for temporary defensive purposes, as that term has been defined above;

3. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

5.   Make margin purchases or short sales of securities;

6. Invest in companies for the purpose of management or the exercise of control;

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities);

8. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

9. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

11.  Purchase warrants on securities;

12.  Issue senior securities; or

13.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or
e. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts.

                               INVESTMENT ADVISER

Information  on  the  Fund's  Investment  Adviser,  Avalon  Trust  Company  (the
"Adviser"), is set forth in the prospectus. This Section contains additional information concerning the Adviser.

Investment Advisory Agreement.
-----------------------------
The Company has entered into an Investment Advisory Agreement with the Adviser. Under the terms of the Advisory Agreement, the Adviser, manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board of Directors of the Company. The fund's initial shareholder approved the engagement of Adviser on December 11, 2000.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Operating Services Agreement.
-----------------------------
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, OR ARRANGES TO PROVIDE, day-to-day operational services to the Fund including, but not limited to;

1.   accounting                              6.   custodial
2.   administrative                          7.   fund share distribution
3.   legal (except litigation)               8.   shareholder reporting
4.   dividend disbursing and transfer agent  9.   sub-accounting, and
5.   registrar                               10.  record keeping services

For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to 1.00% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial Securities, Inc. ("UFS") wherein UFS will act as principal underwriter for the Fund's shares. All fees owed to Unified and USF are paid by the Adviser.

The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on the Fund's normal operating expenses at 1.50%. The only other expenses incurred by the Fund are distribution (12b-1)fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

The Board of Directors of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Fund's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of and compliance with the Codes. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                             DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below.

--------------------------------------------------------------------------------------------------
Name, Date of Birth,              Position(s) with Fund    Principal Occupation for
Address                           and/or Company           the Last Five Years
--------------------------------------------------------------------------------------------------
Roger Decort*  (07/23/39)         President of             Self-employed financial adviser since
6520 East Bar Z Lane              Company, Chairman of     1987, serving high net worth
Paradise Valley, AZ  85253        Board of Directors,      individuals.  Chief Executive Officer
                                  Director                 of Avalon Trust Company since 1998.  In
                                                           1999, founded and currently serves as
                                                           Chief Executive Officer of Vancadia
                                                           Capital Corporation, Vancouver, British
                                                           Columbia, a Canadian Merchant Bank.
                                                           Ph.D., International Finance, Somerset
                                                           University, England (1983); M.A.,
                                                           American Graduate School of
                                                           International Management, Glendale, AZ
                                                           (1971); B.A., Thiel College,
                                                           Greenville, PA  (1961).  Retired
                                                           Commander, US Naval Reserves
                                                           (1961-1989).
--------------------------------------------------------------------------------------------------
Robert J. Nurock  (05/25/37)      Director                 Retired since 1999.  From 1982 -- 1999
400 Wall Street, # 607                                     served as President, Market Strategist
Seattle, WA  98121                                         for Investor's Analysis, Inc., Santa Fe
                                                           New Mexico, an investment consultant
                                                           and advisory company offering
                                                           investment services to institutions and
                                                           individuals.  Certified Market
                                                           Technician, Market Technicians
                                                           Association.  Listed in Who's Who in
                                                           America and Who's Who in Finance and
                                                           Industry.  Frequent speaker and guest
                                                           commentator, both in print and on
                                                           television.  Has over 26 years
                                                           experience in the investment industry.
--------------------------------------------------------------------------------------------------
Earl H. Douple, Jr.  (09/27/49)   Director                 1985- Present;  Treasurer and Business
P.O. Box 24                                                Manager of Canopy, Inc., The Plains,
The Plains, VA  20198                                      VA, a financial consulting firm.
                                                           Formerly Managing Partner, Smothers &
                                                           Douple Law Firm, Washington, DC.  MBA
                                                           in Finance, The Colgate Darden
                                                           Graduate School of Business
                                                           Administration, University of Virginia
                                                           (1985); LLM in Administrative Law,
                                                           Georgetown University, Washington, DC
                                                           (1976); Juris Doctorate, Dickinson
                                                           School of Law, Carlisle, PA  (1974);
                                                           AB in Economics, Dickinson College,
                                                           Carlisle, PA  (1971)
--------------------------------------------------------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending November 30, 2001.

Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Corp       Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------
Roger Decort          $0.00           $0.00       $0.00       $0.00
Robert J. Nurock      $2,000.00       $0.00       $0.00       $2,000.00
Earl H. Douple        $2,000.00       $0.00       $0.00       $2,000.00

As of December 11, 2000, the following persons owned more than 5% of the Fund's outstanding shares.

Name & Address                     Number of Fund Shares      Percentage of Fund
Of Shareholder                     Owned                      Total Net Assets
--------------------------------------------------------------------------------
Andrea B. Currier, an individual   10,000                     100.00%
The Plains, VA

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                          [n]
Average Annual Total Return is computed as follows: P(1+T)    = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a service fee equal to 0.50% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                                    CUSTODIAN

UMB Bank, 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, acts as custodian for the Fund. As such, UMB Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by the Adviser.

                                 TRANSFER AGENT

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Adviser pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                                 ADMINISTRATION

Unified also acts as Administrator to the Fund pursuant to a written agreement with the Company and Adviser. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                              PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. ("UFS"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as principal underwriter for the Company. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of the Fund's Transfer Agent, Unifed Fund Services, Inc. UFS is compensated by the Adviser for its services to the Company under a written agreement for such services.

                             INDEPENDENT ACCOUNTANTS

McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio, 44145 will serve as the Company's independent auditors for its fiscal year ending November 30, 2001.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381, has passed on certain matters relating to this Registration Statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan") whereby the Fund may pay up to a maximum of 0.25% per annum of the Fund's average daily net assets to the Adviser, Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to each class of shares.

Pursuant to the Plan, the Adviser is paid a fee each month (up to the maximum of 0.25% per annum of average net assets of each share class) for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% per annum will be borne by the Adviser without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Adviser for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent that the Fund, the Adviser, or other parties on behalf of the Fund, or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plan. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III,
Section 26(d)(4).

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plan has been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act, and by the Fund's sole shareholder. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and
4) automatically by any act that terminates the Advisory Agreement with the Adviser. The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                              FINANCIAL STATEMENTS

                               AVALON FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 11, 2000

                                                                  Education Fund

ASSETS:
  Cash in Bank                                                     $    100,000
                                                                   ------------
       Total Assets                                                $    100,000

LIABILITIES:                                                       $          0
                                                                   ------------
      Total Liabilities                                            $          0
                                                                   ------------

NET ASSETS                                                         $    100,000
                                                                   ------------

NET ASSETS CONSIST OF:
  Capital Paid In                                                  $    100,000
                                                                   ------------
OUTSTANDING SHARES                                                       10,000

NET ASSET VALUE PER SHARE                                          $      10.00

OFFERING PRICE PER SHARE                                           $      10.00

                          See Accountants' Audit Report

                               AVALON FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 11, 2000

1.   ORGANIZATION

     Avalon Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on July 16, 1998 under the name Hughes Funds, Inc. The affairs of the Company are managed by a Board of Directors, which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser. On December 1, 2000, the Board of Directors of the Company approved a change in the Company's name to Avalon Funds, Inc., nominated a new slate of directors, approved a new investment advisory agreement with Avalon Trust Company, approved significant changes to the Hughes Health Care Fund (now called the Education Fund), and approved new service agreements with a number of service providers. On December 11, 2000, the Company's sole shareholder approved the newly nominated directors, approved the new investment advisory agreement with Avalon Trust Company, and approved the Company's Plan of Distribution Pursuant to Rule 12b-1.

     The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more series ("funds") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company has registered the following funds:

               The Hughes Value Fund
               The Hughes Growth Fund
               The Hughes Market Neutral Fund
               The Hughes Technology Fund
               The Hughes Health Care Fund (now the Education Fund) The Hughes Financial Services Fund

     Only the Fund's shares are currently being offered by the Company. Shares of the Value, Growth and Market Neutral Funds previously have been offered by the Company, but none of those funds currently have shareholders, they are not currently offered to the public, and the newly appointed board is expected to reclassify those shares in the near future.

     The Company is also authorized to designate classes of shares within each series. The Company has designated four classes of shares; (1) a No-Load Class that sold to the public without any front or back-end sales loads or charges (the Education Fund will charge a redemption fee of 0.5% of the value of the redemption if shares are redeemed less than 6 months after purchasing them); (2) Class A shares which are sold to the public with a front-end sales charge; (3) Class B shares which are sold to the public with a contingent deferred sales charge ("CDSC") which declines to zero over a period of years; and (4) Class C shares which are sold with a 1% CDSC which terminates after thirteen months and an ongoing additional service and distribution fee. Shareholders of each share class are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Matters of general interest to the shareholders are voted upon by all shareholders; matters applicable to a class of shareholders are voted upon only by the holders of that share class.

      The primary investment objective of the Fund is to achieve capital growth while supporting the enhancement of educational opportunities.

2.   RELATED PARTY TRANSACTIONS

     As of December 11, 2000, all of the outstanding shares of the Fund were owned by Andrea B. Currier. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

     Avalon Trust Company, the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940. Certain directors and officers of Avalon Funds, Inc. are also directors and officers of Avalon Trust Company.

     For its investment advisory services to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 0.50% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

     The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, OR ARRANGES TO PROVIDE, day-to-day operational services to the Fund including, but not limited to;

     1.  accounting                                  6.  custodial
     2.  administrative                              7.  fund share distribution
     3.  legal (except litigation)                   8.  shareholder reporting
     4.  dividend disbursing and transfer agent      9.  sub-accounting, and
     5.  registrar                                   10. record keeping services

     For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to 1.00% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

     Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

     The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial

     Securities, Inc. ("UFS") wherein UFS will act as principal underwriter for the Fund's shares. All fees owed to Unified and USF are paid by the Adviser.

     The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on the Fund's normal operating expenses at 1.50%. The only other expenses incurred by the Fund are distribution (12b-1) fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation and other extraordinary expenses.

3.   DISTRIBUTION PLAN

     As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan") whereby the Fund may pay up to a maximum of 0.25% per annum of the Fund's average daily net assets to the Adviser, Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to each class of shares.

     Pursuant to the Plan, the Adviser is paid a fee each month (up to the maximum of 0.25% per annum of average net assets of each share class) for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% per annum will be borne by the Adviser without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Adviser for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

4.   CAPITAL STOCK AND DISTRIBUTION

     At December 11, 2000 paid in capital amounted to $100,000 for the Education Fund. Transactions in capital stock were as follows:

     No-Load Shares Sold:
        Education Fund                                               10,000

     No-Load Shares Redeemed:
        Education Fund                                                    0
                                                               ------------

      Net Increase:
         Education Fund                                              10,000
                                                               ------------

     No-Load Shares Outstanding:
         Education Fund                                              10,000
                                                               ------------
--------------------------------------------------------------------------------

                   OPINION OF MCCURDY & ASSOCIATES CPA'S, INC.

To The Shareholders and Directors
Avalon Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Avalon Funds, Inc. (comprised of the Education Fund) as of December 11, 2000. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 11, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Education Fund as of December 11, 2000, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 11, 2000

                                     PART C
                                OTHER INFORMATION

ITEM 23   EXHIBITS

(a)  Articles of Incorporation.
     --------------------------
     1. Articles of Incorporation of Hughes Funds, Inc., dated July 16, 1998-Filed as Exhibit 23A to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
     2. Amended and Restated Articles of Incorporation of Avalon Funds, Inc.- Attached herein as Exhibit 23A.

(b)  Bylaws of Registrant.
     ---------------------
     1. By-Laws of Hughes Funds, Inc.- Filed as Exhibit 23B to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
     2. By-Laws of Avalon Funds, Inc., dated December 1, 2000- attached herein as Exhibit 23B.

(c)  Instruments Defining Rights of Shareholders
     -------------------------------------------
     [Not Applicable]

(d)  Investment Advisory Agreements.
     -------------------------------
     1. Investment Advisory Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23D to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
     2. Investment Advisory Agreement between Registrant and Avalon Trust Company- attached herein as Exhibit 23D.

(e)  Underwriting Contracts.
     -----------------------
     1. Distribution Agreement between Registrant, Avalon Trust Company and Unified Financial Securities, Inc.- attached herein as Exhibit 23E.

(f)  Bonus or Profit-Sharing Contracts.
     ----------------------------------
     None [Not Applicable]

(g)  Custodian Agreement.
     --------------------
     1.   Custodian  Agreement  between Hughes Funds,  Inc.,  Hughes  Investment
          Advisors, LLC and UMB Bank, Kansas City- Filed as Exhibit 23G to pre-effective amendment # 3, filed on September 30, 1998, and incorporated herein by reference.
     2. Custodian Agreement between Registrant, Avalon Trust Company and UMB Bank, Kansas City- attached herein as exhibit 23G.

(h)  Other Material Contracts.
     -------------------------
     1. Operating Services Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23H(1) to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
     2. Operating Services Agreement between Registrant and Avalon Trust Company- attached herein as Exhibit 23H(1).
     3. Investment Company Services Agreement between Hughes Funds, Inc., Hughes Investment Advisors, LLC and Mutual Shareholder Services, LLC-Filed as Exhibit 23H(2) to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
     4. Mutual Fund Services Agreement between Registrant, Avalon Trust Company and Unified Fund Services, Inc.- attached herein as Exhibit 23H(2).
     5. Agreement and Plan of Succession between Hughes Funds, Inc. and Avalon Trust Company- attached herein as Exhibit 23H(3).
     6. Asset Purchase Agreement between Hughes Investment Advisors, LLC and Avalon Trust Company- attached as Exhibit 23H(4).

(i)  Opinion of Counsel.
     -------------------
     1.   Opinion of David Jones & Assoc., P.C.- attached herein as Exhibit 23I.

(j)  Other Opinions.
     ---------------
     1. Opinion and Consent of McCurdy & Associates CPA's, Inc.- attached herein as Exhibit 23J.

(k)  Omitted Financial Statements
     ----------------------------
     1. None- Reference is made to Part B, containing audited financial statements of Registrant, dated December 11, 2000.

(l)  Initial Capital Agreements.
     ---------------------------
     1. Subscription Agreement for shares of the Education Fund between Registrant and Andrea B. Currier- attached as Exhibit 23L.

(m)  Rule 12b-1 Plans.
     -----------------
     1. Plan of Distribution Pursuant to Rule 12b-1 for No-Load Shares-attached herein as Exhibit 23M(1)

(n)  Financial Data Schedule.
     ------------------------
     1.   None [Not Applicable]

(o)  Rule 18f-3 Plan.
     ----------------
     1.   None [Not Applicable]

(p)  Codes of Ethics.
     ----------------
     1.   Code of Ethics of  Registrant  and Avalon Trust  Company-  attached as
          Exhibit 23P

ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by, or under common control with the Registrant.

ITEM 25   INDEMNIFICATION.

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Adviser, Avalon Trust Company, is a state chartered trust company organized and regulated under the laws of the state of New Mexico. In addition to serving as investment adviser to The Education Fund, the Adviser offers a full range of trust services to individuals, families, companies and institutions.

ITEM 27   PRINCIPAL UNDERWRITERS.

          Unified Financial Securities, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 28   LOCATION OF ACCOUNTS AND RECORDS.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

          Avalon Trust Company
          125 Lincoln Avenue, Suite 100
          Santa Fe, New Mexico  87501-2052

ITEM 29   MANAGEMENT SERVICES.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 30   UNDERTAKINGS.

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment # 4 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this post-effective amendment # 4 to its Registration Statement on Form N1-A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on the 10th day of January, 2001.

               AVALON FUNDS, INC.
               (Registrant)

               /s/  Roger Decort
               -----------------
               By:  ROGER DECORT
               Its:  President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                            Title                           Date
--------------------------------------------------------------------------------

/s/  Roger Decort               President, Director, Chairman   January 10, 2001
----------------------------
ROGER DECORT

/s/  Clark H. Woolley           Treasurer                       January 10, 2001
----------------------------
CLARK H. WOOLLEY

/s/  Julia P. Harvold, Esq.     Secretary                       January 10, 2001
----------------------------
JULIA P. HARVOLD, ESQ.

/s/  Earl H. Douple, Jr.        Director                        January 10, 2001
----------------------------
EARL H. DOUPLE, JR.

/s/  Robert J. Nurock           Director                        January 10, 2001
----------------------------
ROBERT J. NUROCK

                                  EXHIBIT INDEX

Exhibit 23A-      Amended  and  Restated  Articles  of  Incorporation  of Avalon
                  Funds, Inc.
Exhibit 23B-      By-Laws of Avalon Funds, Inc.
Exhibit 23D- Investment Advisory Agreement Between Registrant and Avalon Trust Company.
Exhibit 23E- Distribution Agreement Between Registrant, Avalon Trust Company and Unified Financial Securities, Inc.
Exhibit 23G- Custodian Agreement Between Registrant, Avalon Trust Company and UMB Bank, Kansas City.
Exhibit 23H(1)- Operating Services Agreement Between Registrant and Avalon Trust Company.
Exhibit 23H(2)- Mutual Fund Services Agreement Between Registrant, Avalon Trust Company and Unified Fund Services, Inc.
Exhibit 23H(3)- Agreement and Plan of Succession between Hughes Funds, Inc. and Avalon Trust Company.
Exhibit 23H(4)- Asset Purchase Agreement Between Hughes Investment Advisors and Avalon Trust Company.
Exhibit 23I-      Opinion and Consent of David Jones & Assoc., P.C.
Exhibit 23J-      Opinion and Consent of McCurdy & Associates CPA's, Inc.
Exhibit 23L- Subscription Agreement For Shares of The Education Fund Between Registrant and Andrea B. Currier.
Exhibit 23M-      Plan of  Distribution  Pursuant  to  Rule  12b-1  For  No-Load
                  Shares.
Exhibit 23P(1)-   Code of Ethics for Registrant and Avalon Trust Company.

--------------------------------------------------------------------------------